Investments (Net Investment Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Trading Securities and Other Trading Assets [Line Items]
Net investment income	$ 11,577	$ 11,893	$ 11,785
Less: Investment expenses	876	838	844
Fixed maturity securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gross Investment Income, Operating	7,930	8,260	8,279
Equity securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gross Investment Income, Operating	91	86	78
Trading and FVO securities — Actively Traded and FVO general account securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gross Investment Income, Operating	(15)	23	43
Mortgage loans
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gross Investment Income, Operating	2,514	2,378	2,405
Policy loans
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gross Investment Income, Operating	435	448	440
Real estate and real estate joint ventures
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gross Investment Income, Operating	743	725	699
Other limited partnership interests
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gross Investment Income, Operating	519	721	633
Cash, cash equivalents and short-term investments
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gross Investment Income, Operating	25	26	32
Operating joint venture
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gross Investment Income, Operating	9	2	(4)
Other
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gross Investment Income, Operating	202	61	21
Subtotal
Schedule of Trading Securities and Other Trading Assets [Line Items]
Net investment income	11,577	11,892	11,782
Gross Investment Income, Operating	12,453	12,730	12,626
Available-for-sale Securities | Variable Interest Entity, Primary Beneficiary, Consolidated Securitization Entities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Net investment income	0	1	3
Consolidated Securitization Entities And Fair Value Option Contractholder-Directed Unit-Linked
Schedule of Trading Securities and Other Trading Assets [Line Items]
Net investment income	$ 0	$ 1	$ 3